Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Warrants Activity

A summary of warrants activity for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2024 and 2025	-	-	-
Balance of warrants exercisable as of December 31, 2024 and 2025	-	-	-